FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of financial risk management [Abstract]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [text block]
	As of December 31, 2017
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	61,084	-	61,084	61,084
Amounts owed to related parties	36,017		36,017	36,017
Interest-bearing bank borrowings	-	-	-	-
Total	97,101	-	97,101	97,101

	As of December 31, 2016
		More than 1	Total contractual
		year but less	undiscounted	Carrying
	Within 1 year	than 3 years	cash flow	amount
	RMB’000	RMB’000	RMB’000	RMB’000
Trade payables	84,257	-	84,257	84,257
Amounts owed to related parties	35,626		35,626	35,626
Interest-bearing bank borrowings	-	-	-	-
Total	119,883	-	119,883	119,883

Disclosure of detailed information regarding currency risk [Text Block]
	As of December 31,
	2017	2016	2015
	RMB’000	RMB’000	RMB’000
Loss before taxation	86	8	3